DEBT (Tables) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
DEBT [Abstract]
Current and long-term debt
The following table summarizes current and long-term portions of debt (in thousands).

	September 30,	December 31,
	2013	2012
Corporate segment:
Senior convertible revolving note, net	$1,608	$-
Senior convertible debentures, net	96	1,048
Subordinated convertible notes, net	5,230	4,041
Other	38	28
	6,972	5,117
Brazil segment:
Capital expansion loans	5,021	5,555
Equipment financing	210	201
Working capital lines of credit	3,767	2,227
Advances on export letters of credit	3,189	3,953
Special tax programs	2,618	2,531
	14,805	14,467
Total debt	21,777	19,584
Current portion	9,422	8,003
Long-term portion	$12,355	$11,581

The following table summarizes current and long-term portions of debt (in thousands):

	As of December 31,
	2012	2011
Corporate and USA segments:
Senior convertible debentures, net	$1,048	$-
Subordinated convertible notes, net	4,041	2,126
Factoring agreement	28	262
Other	-	507
	5,117	2,895
Brazil segment:
Working capital lines of credit	2,227	1,778
Capital expansion loans	5,555	3,789
Equipment financing	201	214
Advances on export letters of credit	3,953	2,838
Special tax programs	2,531	3,211
	14,467	11,830
Total debt	19,584	14,725
Current portion	8,003	6,792
Long-term portion	$11,581	$7,933

Components of convertible debt
As of September 30, 2013, our convertible debt consists of the following components (in thousands):

	Senior		Subordinated
	Convertible	Senior	Convertible Notes
	Revolving	Convertible	Halpern	Other
	Note	Debentures	Entities	Investors	Total
Principal outstanding	$1,558	$97	$2,600	$3,419	$7,674
Discount	(41)	(3)	(470)	(3,419)	(3,933)
Derivative conversion liabilities	91	2	1,267	1,833	3,193
Debt	$1,608	$96	$3,397	$1,833	$6,934

Debt - current portion	$1,608	$96	$-	$-	$1,704
Debt - long-term portion	-	-	3,397	1,833	5,230

As of December 31, 2012, our convertible debt consists of the following components (in thousands):

		Notes
	Debentures	Halpern Entities	Other Investors	Total
Principal outstanding	$(1,299)	$(2,600)	$(2,775)	$(6,674)
Discount	422	587	2,775	3,784
Derivative conversion liabilities	(171)	(980)	(1,048)	(2,199)
Debt	$(1,048)	$(2,993)	$(1,048)	(5,089)

Debt - current portion	$(962)	$-	$-	$(962)
Debt - long-term portion	(86)	(2,993)	(1,048)	(4,127)

Convertible notes and debenture information
In the second quarter of 2013, we issued subordinated convertible notes and related warrants, which are described in the chart below.

Issuance	Principal Amount of Notes (in thousands)	Creditor's Debt Conversion Right	Stated Annual Interest Rate on Debt	Maturity Date of Debt	Number of Shares Under Warrant	Exercise Price of Warrant	Expiration Date of Warrant

Subordinated Convertible Notes and Warrants	$538	Convertible immediately at $14.00 per share	10%	July 2015 or July 2016	38,400	Exercisable immediately at $16.00 per share	July 2017 or May 2018

Convertible debt instruments outstanding as of December 31, 2012, are listed below.

Issuance	Issuance Date of Debt	Principal Amount of Debt (in thousands)	Creditor's Debt Conversion Right	Stated Annual Interest Rate on Debt	Maturity Date of Debt
Senior Convertible Debentures	July 2012	$1,299	Convertible January 2013 at $14.00 per share	NA	January 2014
Subordinated Convertible Note	August 2012	150	Convertible immediately at $14.00 per share	10%	July 2015
Subordinated Convertible Notes	July 2012	850	Convertible immediately at $14.00 per share	10%	July 2015
Subordinated Convertible Note	May 2012	50	Convertible immediately at $14.00 per share	10%	July 2015
Subordinated Convertible Notes	January 2012	4,325	Convertible immediately at $14.00 per share	10%	July 2015

Increase in shares of common stock and warrants
As a consequence of the PIK Elections, in the second quarter of 2013, we issued 3,026 shares of common stock with a fair value of $0.2 million. In lieu of paying certain interest, we (i) increased the shares of common stock underlying the holders’ convertible notes and (ii) issued the holders warrants (PIK warrants) at an exercise price of $16.00 per share, and a May 2018 expiration, as described in the table below:

Issuance	Second Quarter of 2013	Third Quarter of 2013
Increase in Shares of Common Stock Underlying PIK Warrant	4,346	3,263
Increase in Shares of Common Stock Underlying Notes	4,346	3,263
Increase in Note Principle Under PIK Election	$60,842	$45,688